Financing receivables, net - Activities in the provision for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing Receivable, Provision for credit losses
Beginning balance	¥ (93,070)		¥ (54,645)	¥ (16,687)
(Provisions)/Reversals	26,650	$ 4,084	(38,425)	(37,958)
Write-offs	0		0	0
Ending balance	(127,319)		(93,070)	¥ (54,645)
Adjustment for change in accounting standard
Financing Receivable, Provision for credit losses
Beginning balance	(60,899)
Ending balance			(60,899)
Adjusted balance after adjustment for change in accounting standard
Financing Receivable, Provision for credit losses
Beginning balance	¥ (153,969)
Ending balance			¥ (153,969)